Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 6,409	$ 7,090
Receivables and prepaid expenses	158	157
Prepaid licence fees	96	153
Deposits	12	12
Current assets	6,675	7,412
Non-current assets
Property and equipment	523	128
Oyu Tolgoi assets	295	239
Non-current assets	818	367
Total assets	7,493	7,779
Current liabilities
Accounts payable and accrued liabilities	227	101
Current portion of lease liabilities	100	99
Current liabilities	327	200
Non-current liabilities
Lease liabilities	449	0
Loan payable to Oyu Tolgoi LLC	11,139	10,262
Deferred revenue	53,112	52,419
Non current Liabilities	64,700	62,681
Total liabilities	65,027	62,881
Shareholders' deficiency
Share capital	182,668	179,515
Reserves	22,509	22,728
Accumulated other comprehensive income (loss)	2,018	(1,677)
Deficit	(264,729)	(255,668)
Total shareholders' deficiency	(57,534)	(55,102)
Total liabilities and shareholders' deficiency	$ 7,493	$ 7,779